Note 19 - Segment Information (Details) - Reportable Segment’s Results Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 183,726	$ 67,155	[1]	$ 188,433	$ 189,992	$ 182,132	$ 182,395	$ 180,427	$ 186,203	$ 182,195	$ 118,239	$ 627,712	$ 731,220	$ 728,773
Depreciation and Amortization	16,890					9,887					12,778	32,835	42,193	46,745
Operating (loss) Profit	3,992					29,776					(195,632)	91,749	115,097	55,948
Operating (loss) Profit	183,726	67,155	[1]	188,433	189,992	182,132	182,395	180,427	186,203	182,195	118,239	627,712	731,220	728,773
Industrial Group [Member]
Segment Reporting Information [Line Items]
Net Sales											67,807	353,397	411,091	409,251
Operating (loss) Profit											67,807	353,397	411,091	409,251
Electronic Group [Member]
Segment Reporting Information [Line Items]
Net Sales											24,864	128,426	148,429	159,327
Operating (loss) Profit											24,864	128,426	148,429	159,327
Performance Materials [Member]
Segment Reporting Information [Line Items]
Net Sales	143,111					138,824					92,671	481,823	559,520	568,578
Depreciation and Amortization											9,698	26,520	33,965	37,827
Operating (loss) Profit	8,839					21,447					(109,043)	73,588	82,101	30,331
Operating (loss) Profit	143,111					138,824					92,671	481,823	559,520	568,578
Graphic Solutions [Member]
Segment Reporting Information [Line Items]
Net Sales	40,615					43,308					25,568	145,889	171,700	160,195
Depreciation and Amortization											3,080	6,315	8,228	8,918
Operating (loss) Profit	(4,847)					8,329					(86,589)	18,161	32,996	25,617
Operating (loss) Profit	40,615					43,308					25,568	145,889	171,700	160,195
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales											31,506	176,390	205,567	187,480
Operating (loss) Profit											31,506	176,390	205,567	187,480
Foreign Sales [Member] | UNITED KINGDOM
Segment Reporting Information [Line Items]
Net Sales											17,756	93,395	115,160	113,129
Operating (loss) Profit											17,756	93,395	115,160	113,129
Foreign Sales [Member] | CHINA
Segment Reporting Information [Line Items]
Net Sales											13,524	64,179	66,294	72,763
Operating (loss) Profit											13,524	64,179	66,294	72,763
Foreign Sales [Member] | Other Countries [Member]
Segment Reporting Information [Line Items]
Net Sales											55,453	293,748	344,199	355,401
Operating (loss) Profit											55,453	293,748	344,199	355,401
Foreign Sales [Member]
Segment Reporting Information [Line Items]
Net Sales											86,733	451,322	525,653	541,293
Operating (loss) Profit											$ 86,733	$ 451,322	$ 525,653	$ 541,293

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.